Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Components of property and equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2023	7,259	2,790	3,096	6,521	11,335	31,001
Additions	—	412	272	1,184	10,101	11,969
Net exchange differences	(582)	(301)	(319)	(533)	(1,295)	(3,030)
At Dec. 31, 2024	6,677	2,901	3,049	7,172	20,141	39,940
Additions	27	57	352	1,416	1,650	3,502
Disposals (1)	—	—	—	—	(1,580)	(1,580)
Net exchange differences	336	125	133	357	951	1,902
At Dec. 31, 2025	7,040	3,083	3,534	8,945	21,162	43,764

Accumulated depreciation
At Dec. 31, 2023	—	(2,506)	(2,825)	(5,268)	(9,546)	(20,145)
Depreciation charge for the year	—	(112)	(177)	(275)	(1,657)	(2,221)
Net exchange differences	—	270	291	408	642	1,611
At Dec. 31, 2024	—	(2,348)	(2,711)	(5,135)	(10,561)	(20,755)
Depreciation charge for the year	—	(127)	(308)	(405)	(1,637)	(2,477)
Disposals (1)	—	—	—	—	1,580	1,580
Net exchange differences	—	(100)	(113)	(245)	(374)	(832)
At Dec. 31, 2025	—	(2,575)	(3,132)	(5,785)	(10,992)	(22,484)

Net book value at:
Dec. 31, 2024	6,677	553	338	2,037	9,580	19,185
Dec. 31, 2025	7,040	508	402	3,160	10,170	21,280
(1) Relates to the expiry of a lease.